Other Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Advance from Federal Home Loan Bank [Abstract]
Schedule of Annual Maturities and Weighted Average Interest Rates	As of June 30, 2024, the advances had annual maturities and weighted average interest rates as listed below.

		Weighted Average
	Amount	Interest Rate
2024	$51,500	5.57%
2025	42,000	3.97%
2026	5,000	0.98%
Total	$98,500	4.66%

As of December 31, 2023, the advances had annual maturities and weighted average interest rates as listed below.

		Weighted Average
	Amount	Interest Rate
2024	$24,200	5.06%
2025	23,000	2.82%
2026	5,000	0.98%
Total	$52,200	3.68%